Cover	9 Months Ended
Dec. 31, 2021
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	OMNIA WELLNESS INC.
Entity Central Index Key	0001676852
Entity Tax Identification Number	98-1291924
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	999 18th Street
Entity Address, Address Line Two	Suite 3000
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	303
Local Phone Number	325-3738
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	999 18th Street
Entity Address, Address Line Two	Suite 3000
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	303
Local Phone Number	325-3738